PROMISSORY NOTES (Schedule of convertible promissory notes) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Short-Term Debt [Line Items]
Interest expense	$ 0	$ 35,210